BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEETS
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	100,000,000
Common stock, shares issued	64,483,958	64,393,744
Common stock, shares outstanding	64,483,958	64,393,744